INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 1,055.6	$ 944.0
Additions	156.7
Acquisition of subsidiaries	811.5	119.5
Disposal and remeasurement of interest in investment		(10.9)
Amortization	(74.9)	(68.3)
Transfers and others	(6.8)	(1.9)
Exchange differences	(0.8)	25.9
Intangible assets, end	2,027.9	1,055.6
Cost of sales
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	43.7	41.8
Research and development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	29.4	25.0
Selling, general and administrative expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Amortization	1.8	1.5
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	1,496.4
Intangible assets, end	2,543.2	1,496.4
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(440.8)
Intangible assets, end	(515.3)	(440.8)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	625.5	560.0
Additions	0.0
Acquisition of subsidiaries	443.0	57.6
Disposal and remeasurement of interest in investment		(10.9)
Amortization	0.0	0.0
Transfers and others	0.0	0.0
Exchange differences	(0.8)	18.8
Intangible assets, end	1,067.7	625.5
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	625.5
Intangible assets, end	1,067.7	625.5
Goodwill | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	0.0
Intangible assets, end	0.0	0.0
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	173.7	168.2
Additions	0.0
Acquisition of subsidiaries	7.6	0.0
Disposal and remeasurement of interest in investment		0.0
Amortization	(30.5)	(25.8)
Transfers and others	(10.0)	(1.0)
Exchange differences	0.4	(0.2)
Intangible assets, end	$ 210.6	$ 173.7
Remaining useful lives or amortisation rates, intangible assets other than goodwill, period	5 years 2 months 12 days	5 years 1 month 6 days
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 306.8
Intangible assets, end	375.0	$ 306.8
Capitalized development costs | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(133.1)
Intangible assets, end	(164.4)	(133.1)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	154.5	106.3
Additions	0.0
Acquisition of subsidiaries	191.4	61.6
Disposal and remeasurement of interest in investment		0.0
Amortization	(22.4)	(20.0)
Transfers and others	0.0	(0.1)
Exchange differences	(0.7)	6.7
Intangible assets, end	322.8	154.5
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	273.8
Intangible assets, end	460.9	273.8
Customer relationships | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(119.3)
Intangible assets, end	(138.1)	(119.3)
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	0.0	0.0
Additions	156.7
Acquisition of subsidiaries	169.5	0.0
Disposal and remeasurement of interest in investment		0.0
Amortization	(2.3)	0.0
Transfers and others	0.0	0.0
Exchange differences	0.5	0.0
Intangible assets, end	324.4	0.0
Licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	0.0
Intangible assets, end	326.7	0.0
Licenses | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	0.0
Intangible assets, end	(2.3)	0.0
ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	64.9	65.8
Additions	0.0
Acquisition of subsidiaries	0.0	0.3
Disposal and remeasurement of interest in investment		0.0
Amortization	(14.3)	(16.2)
Transfers and others	2.7	0.3
Exchange differences	0.2	(0.1)
Intangible assets, end	70.7	64.9
ERP and other software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	186.2
Intangible assets, end	208.8	186.2
ERP and other software | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(121.3)
Intangible assets, end	(138.1)	(121.3)
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	9.2	12.0
Additions	0.0
Acquisition of subsidiaries	0.0	0.0
Disposal and remeasurement of interest in investment		0.0
Amortization	(2.0)	(2.5)
Transfers and others	(0.1)	0.0
Exchange differences	0.2	(0.3)
Intangible assets, end	7.3	9.2
Technology | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	49.7
Intangible assets, end	50.5	49.7
Technology | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(40.5)
Intangible assets, end	(43.2)	(40.5)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	27.8	31.7
Additions	0.0
Acquisition of subsidiaries	0.0	0.0
Disposal and remeasurement of interest in investment		0.0
Amortization	(3.4)	(3.8)
Transfers and others	0.6	(1.1)
Exchange differences	(0.6)	1.0
Intangible assets, end	24.4	27.8
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	54.4
Intangible assets, end	53.6	54.4
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(26.6)
Intangible assets, end	(29.2)	(26.6)
Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	86.6	47.3
Internally generated | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Internally generated | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	69.4	32.5
Internally generated | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Internally generated | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Internally generated | ERP and other software
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	17.2	14.8
Internally generated | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Internally generated | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 0.0	$ 0.0